Internal Use Software - Additional Information (Detail) - OAK Street Health Inc and Affiliates [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Internal Use Software [Line Items]
Internal use of software, capitalized	$ 3,796		$ 3,796		$ 1,679
Internal use of software, accumulated depreciation	602		602		$ 327
Capitalized development costs expensed	$ 133	$ 93	$ 274	$ 155